Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Available-for-sale (cost: 2011 - $3,095.4; 2010 - $3,250.4)	$ 3,215.5	$ 3,361.4
Equity securities, at fair value (cost: 2011 - $291.5; 2010 - $208.8)	403.6	324.5
Other investments (cost: 2011 - $232.3; 2010 - $153.5)	232.0	154.2
Short-term investments, at fair value (cost: 2011 - $296.4; 2010 - $375.2)	296.4	375.3
Total investments	4,147.5	4,215.4
Cash	100.9	83.5
Accrued investment income	32.3	33.5
Premiums receivable	309.0	301.8
Reinsurance recoverables	1,144.1	1,204.6
Goodwill	153.8	153.8
Intangible assets, net of accumulated amortization	93.0	95.3
Current income taxes receivable, net	11.2	4.5
Deferred acquisition costs, net	101.5	114.4
Ceded unearned premiums	179.4	164.0
Other assets	105.6	93.1
Total assets	6,378.3	6,463.9
Liabilities and Shareholders' Equity
Reserves for losses and loss adjustment expenses	3,291.1	3,152.2
Unearned premiums	658.2	654.1
Accrued underwriting expenses	78.5	84.3
Ceded reinsurance payable, net	424.5	524.3
Funds held	35.8	33.4
Other indebtedness	65.5	65.0
Junior subordinated debentures	311.5	311.5
Deferred tax liabilities, net	18.5	2.4
Other liabilities	31.7	27.1
Total liabilities	4,915.3	4,854.3
Shareholders' equity:
Common shares - $1.00 par, 500,000,000 shares authorized; 31,285,469 and 31,206,796 shares issued and outstanding at December 31, 2011 and 2010, respectively	31.3	31.2
Additional paid-in capital	716.8	711.4
Treasury shares (4,971,305 and 3,363,560 shares at December 31, 2011 and 2010, respectively)	(160.9)	(111.6)
Retained earnings	736.0	831.0
Accumulated other comprehensive gain, net of taxes	139.8	147.6
Total shareholders' equity	1,463.0	1,609.6
Total liabilities and shareholders' equity	$ 6,378.3	$ 6,463.9